Financial income and expenses	12 Months Ended
Dec. 31, 2018
Financial income and expenses [Abstract]
Financial income and expenses [Text block]

Financial income and expenses

Philips Group

Financial income and expenses

in millions of EUR

2016 - 2018

	2016	2017	2018
Interest income	43	40	31
Interest income from loans and receivables	15	12	8
Interest income from cash and cash equivalents	28	28	22
Dividend income from financial assets	4	64	2
Net gains from disposal of financial assets	3	1	6
Net change in fair value of financial assets at fair value through profit or loss		7
Other financial income	15	14	12
Financial income	65	126	51
Interest expense	(342)	(222)	(188)
Interest on debt and borrowings	(288)	(177)	(158)
Finance charges under finance lease contract	(7)	(8)	(7)
Interest expenses - pensions	(48)	(37)	(23)
Provision-related accretion and interest	44	(22)	(15)
Net foreign exchange losses	(1)	(2)	(2)
Impairment loss of financial assets	(24)	(2)	-
Net change in fair value of financial assets at fair value through profit or loss	(4)		(1)
Other financial expenses	(180)	(15)	(58)
Financial expense	(507)	(263)	(264)
Financial income and expenses	(442)	(137)	(213)

Net financial income and expense showed a EUR 213 million expense in 2018, which was EUR 76 million higher than in 2017. Other financial expenses included financial charges related to the early redemption of USD bonds of EUR 46 million. Net interest expense in 2018 was EUR 25 million lower than in 2017, mainly due to lower interest expenses on pensions and lower interest expenses on net debt.

Net financial income and expense showed a EUR 137 million expense in 2017, which was EUR 305 million lower than in 2016. Net interest expense in 2017 was EUR 117 million lower than in 2016, mainly due to lower interest expenses on net debt following the bond redemptions in October 2016 and January 2017. Higher dividend income was mainly related to the retained interest in the combined businesses of Lumileds and Automotive. Impairment charges in 2016 amounted to EUR 24 million mainly due to Corindus Vascular Robotics. Lower provision-related accretion and interest in 2016 is primarily due to the release of accrued interest as a result of the settlement of the Masimo litigation. Other financial expenses included financial charges related to the early redemption of USD bonds of EUR 153 million.